Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2024
Land use rights, net
Schedule of land use rights, net

	As of December 31,
	2023	2024
	RMB	RMB
Land use rights	11,083,695	11,907,443
Less: accumulated amortization	(896,061)	(1,166,035)
Less: accumulated impairment	(55,008)	(55,008)

Land use rights, net	10,132,626	10,686,400